LICENSED COPYRIGHTS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Licensed copyrights USD ($)	Dec. 31, 2014 Licensed copyrights CNY	Dec. 31, 2013 Licensed copyrights CNY	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2014 Broadcasting rights USD ($)	Dec. 31, 2014 Broadcasting rights CNY	Dec. 31, 2013 Broadcasting rights CNY	Dec. 31, 2014 Sublicensing rights USD ($)	Dec. 31, 2014 Sublicensing rights CNY	Dec. 31, 2013 Sublicensing rights CNY
Finite-Lived Intangible Assets [Line Items]
Gross carrying value						2,690,947	1,518,224			2,547,619	1,401,719		143,328	116,505
Accumulated amortization						(1,965,622)	(1,151,286)			(1,824,450)	(1,039,026)		(141,172)	(112,260)
Net carrying value					116,901	725,325	366,938		116,554	723,169	362,693	347	2,156	4,245
Gross carrying value, Current portion						1,588,211	973,527			1,444,883	857,022		143,328	116,505
Accumulated amortization, Current portion						(1,368,059)	(865,819)			(1,226,887)	(753,559)		(141,172)	(112,260)
Net carrying value, Current portion					35,482	220,152	107,708		35,135	217,996	103,463	347	2,156	4,245
Gross carrying value, Non-current portion						1,102,736	544,697
Accumulated amortization, Non-current portion						(597,563)	(285,467)
Net carrying value, Non-current portion					81,419	505,173	259,230
Unamortized cost of the total rights acquired from barter transactions									9,294	57,663	23,304
Weighted-average useful life of an intangible asset									1 year 10 months 17 days	1 year 10 months 17 days
Impairment charge for licensed copyrights						0	0	0
Amortization of licensed copyrights	196,066	1,216,509	816,397	457,323	196,066	1,216,509	816,397	457,323
Estimated amortization expense
Within 1 year					100,024	620,611
Between 1 and 2 years					15,958	99,014
Between 2 and 3 years					897	5,563
Between 3 and 4 years					12	75
Between 4 and 5 years					$ 10	62